Statement of Cash Flows in the Consolidated Group - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Operating activities
Operating profit		kr 1,568		kr 1,471		kr 1,305
Adjustments for non-cash items in operating profit		1,259		329		69
of which provision for credit losses, net		585		34		(41)
of which depreciation and impairment of non-financial assets		88		94		80
of which exchange-rate differences		(1)		7		(2)
of which unrealized changes in fair value		(54)		(24)		(21)
of which other	[1]	641		218		53
Income tax paid		(528)		(420)		(263)
Increase (-)/decrease (+) in lending		(13,785)		(17,970)		16,900
Increase (-)/decrease (+) in bonds and securities held		17,404		(12,027)		1,230
Other changes in assets and liabilities - net		(74)		380		1,334
Cash flow from operating activities		5,844		(28,237)		20,575
Investing activities
Investments		(26)		(70)		(242)
Cash flow from investing activities		(26)		(70)		(242)
Financing activities
Senior debt		167,282		169,473		88,328
Repayments of debt		(165,249)		(149,831)		(97,435)
Repurchase and early redemption of own long-term debt		(10,933)		(8,849)		(1,851)
Derivatives		2,868		9,770		(1,523)
Dividend paid				(414)		(290)
Payment of lease liability		(28)		(23)		(24)
Cash flow from financing activities		(6,060)		20,126		(12,795)
Net cash flow for the period		(242)		(8,181)		7,538
Cash and cash equivalents at beginning of the year		4,060	[2]	11,128	[2]	3,362
Exchange-rate differences on cash and cash equivalents		(336)		1,113		228
Cash and cash equivalents at end of year	[2]	3,482		4,060		11,128
of which cash at banks		672		255		427
of which cash equivalents		2,810		3,805		10,701
Interest payments received and expenses paid
Interest payments received		15,621		4,485		2,801
Interest expenses paid		kr 12,313		kr 2,233		kr 862

[1]	Of which other includes accrued interest, taxes not paid and changes in other comprehensive income.
[2]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See Note 11.